INTANGIBLES AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2017
Intangible assets and goodwill [abstract]
Intangible assets and goodwill
	Trade	Customer			Total
December 31, 2017	names (a)	relationships (b)	Technology	Other	intangibles	Goodwill
Cost
December 31, 2016	30	742	191	278	1,241	2,290
Additions	-	-	10	11	21	-
Business acquisitions	-	-	-	27	27	122
Disposals	-	-	(34)	-	(34)	-
Other adjustments	-	-	-	7	7	-
Foreign currency translation	4	7	9	6	26	28
December 31, 2017	34	749	176	329	1,288	2,440
Accumulated amortization and
impairment losses
December 31, 2016	(6)	(402)	(89)	(178)	(675)	(195)
Amortization	(1)	(50)	(20)	(39)	(110)	-
Disposals	-	-	34	-	34	-
Other adjustments	-	-	-	(7)	(7)	-
Foreign currency translation	-	(6)	(5)	(1)	(12)	(17)
December 31, 2017	(7)	(458)	(80)	(225)	(770)	(212)
Net book value	27	291	96	104	518	2,228

  Trade names with a net book value of $19-million have indefinite useful lives for accounting purposes.
  The remaining amortization period of customer relationships at December 31, 2017, is approximately six years.

	Trade	Customer			Total
December 31, 2016	names (a)	relationships	Technology	Other	intangibles	Goodwill
Cost
December 31, 2015	30	755	148	233	1,166	2,177
Additions	-	-	15	7	22	-
Business acquisitions	-	3	-	22	25	105
Other adjustments	-	(17)	26	16	25	10
Foreign currency translation	-	1	2	-	3	(2)
December 31, 2016	30	742	191	278	1,241	2,290
Accumulated amortization and
impairment losses
December 31, 2015	(5)	(346)	(45)	(138)	(534)	(197)
Amortization	(1)	(56)	(18)	(33)	(108)	-
Other adjustments	-	-	(26)	(7)	(33)	-
Foreign currency translation	-	-	-	-	-	2
December 31, 2016	(6)	(402)	(89)	(178)	(675)	(195)
Net book value	24	340	102	100	566	2,095

Trade names with a net book value of $17-million have indefinite useful lives for accounting purposes.

Amortization of finite-lived intangibles
Amortization of finite-lived intangibles	2017	2016
Cost of product sold	3	3
Selling	99	103
General and administrative	8	2
	110	108

Goodwill impairment testing
Goodwill impairment testing

Goodwill by cash generating unit		December 31,
	2017	2016
Retail – North America	2,090	1,972
Retail – Australia	130	115
Other	8	8
	2,228	2,095